Intangible assets (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	May 12, 2026	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Goodwill	$ 18,181	$ 1,788	$ 1,636		$ 17,698
Impairment of goodwill and intangible assets	15,600
Goodwill and intangible assets recoverable amount	32,400
Goodwill and intangible assets value	16,800
Intangible assets recoverable amount	32,400
Intangible assets carrying amount	$ 15,600
Long term growth rate	2.00%
Discount rate	11.30%
Discount rate	17.80%
Revenue percentage	26.00%
Revenue	$ 2,545	61	16
Amortization period	2 years
Favorable supply contracts [member]
IfrsStatementLineItems [Line Items]
Amortization period	2 years
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Additions product development costs	$ 7,100
Brand names [member]
IfrsStatementLineItems [Line Items]
Additions product development costs	15,200
Cromwell [Member]
IfrsStatementLineItems [Line Items]
Goodwill	16,390
Tembo electric vehicles [member]
IfrsStatementLineItems [Line Items]
Goodwill	1,788	1,788	1,636
Cromwell AS [Member]
IfrsStatementLineItems [Line Items]
Goodwill	16,399			$ 16,399
Subsidiary ownership percentage				100.00%
Temboe LVBV [Member]
IfrsStatementLineItems [Line Items]
Goodwill	$ 1,782	$ 1,788	$ 1,636
Discount rate	11.30%	12.10%	13.70%
Goodwill average terminal growth rate	2.00%
Terminal value recoverable amount percentage	79.00%
Revenue	$ 94
Additions product development costs	$ 280	$ 1,140	$ 4,000